List of subsidiaries (Details) € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 entity	Dec. 31, 2022 USD ($) item	Dec. 31, 2021	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Number of legal entities | item		5
Total consideration to acquire studios | $		$ 67,062
Flow Research S.L.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
NHW Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
Percentage of voting interest acquired				100.00%	100.00%
Total consideration to acquire studios				$ 24	€ 20,000
Nexters Global Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
Sgboost Limited
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
Lightmap Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Number of legal entities	5
Percentage of Revenue paid By Publishers in form of License Fees	97.00%
Lightmap Ltd | CYPRUS
Disclosure of subsidiaries [line items]
Number of legal entities	4
Nexters Studio Armenia LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Nexters Studio Kazakhstan Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Nexters Studio Portugal, Unipersonal LDA
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Nexters Midasian FZ LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Nexters Finance Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Nexters Lithuania UAB
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Tourish Limited
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%
Nexters Studio LLC [Member]
Disclosure of subsidiaries [line items]
Ownership Interest			100.00%
Nexters Online LLC [Member]
Disclosure of subsidiaries [line items]
Ownership Interest			100.00%
Game Positive LLC [Member]
Disclosure of subsidiaries [line items]
Ownership Interest			70.00%